Federated Hermes MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2024 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—12.9%
362,065	[1]	Alphabet, Inc., Class A	$58,936,941
19,683	[1]	Live Nation Entertainment, Inc.	1,750,016
109,275	[1]	Meta Platforms, Inc.	47,006,827
27,144	[1]	Netflix, Inc.	14,946,572
86,921	[1]	Spotify Technology SA	24,376,125
215,476	[1]	ZoomInfo Technologies, Inc.	3,417,449
		TOTAL	150,433,930
		Consumer Discretionary—13.7%
60,682	[1]	Airbnb, Inc.	9,622,345
301,568	[1]	Amazon.com, Inc.	52,774,400
117,414	[1]	Cava Group, Inc.	8,446,763
2,525	[1]	Chipotle Mexican Grill, Inc.	7,977,990
88,918	[1]	DoorDash, Inc.	11,493,541
112,193		eBay, Inc.	5,782,427
31,184	[1]	Expedia Group, Inc.	4,198,302
6,020		Genuine Parts Co.	946,404
4,189		Home Depot, Inc.	1,400,048
7,105	[1]	Lululemon Athletica, Inc.	2,562,063
3,074		Murphy USA, Inc.	1,272,083
5,928	[1]	O’Reilly Automotive, Inc.	6,006,605
68,368		Ross Stores, Inc.	8,857,074
43,017	[1]	Royal Caribbean Cruises, Ltd.	6,006,464
39,243		Starbucks Corp.	3,472,613
62,525		TJX Cos., Inc.	5,882,977
6,923	[1]	Ulta Beauty, Inc.	2,802,707
45,607		Wingstop, Inc.	17,549,118
26,066		Yum! Brands, Inc.	3,681,822
		TOTAL	160,735,746
		Consumer Staples—5.0%
32,107		Costco Wholesale Corp.	23,210,150
67,785		Kimberly-Clark Corp.	9,254,686
145,751	[1]	Maplebear, Inc.	4,974,482
103,219		PepsiCo, Inc.	18,157,254
20,407		Procter & Gamble Co.	3,330,423
		TOTAL	58,926,995
		Financials—7.2%
46,305		Ameriprise Financial, Inc.	19,067,936
39,990		Apollo Global Management, Inc.	4,334,116
28,671	[1]	Arch Capital Group Ltd.	2,681,885
22,932	[1]	Fiserv, Inc.	3,501,028
6,595		Marsh & McLennan Cos., Inc.	1,315,241
38,599		Mastercard, Inc.	17,415,869
3,234		MSCI, Inc., Class A	1,506,365
83,611	[1]	PayPal Holdings, Inc.	5,678,859
27,238		Progressive Corp., OH	5,672,313
52,720	[1]	Ryan Specialty Group Holdings, Inc.	2,601,205
121,840	[1]	StoneCo Ltd.	1,900,704

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
67,996		Visa, Inc., Class A	$18,264,406
		TOTAL	83,939,927
		Health Care—11.2%
259,028		AbbVie, Inc.	42,128,314
2,737	[1]	Align Technology, Inc.	772,874
40,331		Amgen, Inc.	11,048,274
51,610		Baxter International, Inc.	2,083,496
9,824		Elevance Health, Inc.	5,192,770
27,386		Eli Lilly & Co.	21,391,205
27,152	[1]	GE HealthCare Technologies, Inc.	2,070,068
13,441	[1]	Illumina, Inc.	1,653,915
101,163	[1]	Incyte Genomics, Inc.	5,265,534
11,848		McKesson Corp.	6,364,864
77,664		Merck & Co., Inc.	10,035,742
5,061	[1]	Molina Healthcare, Inc.	1,731,368
4,245		The Cigna Group	1,515,635
20,513		UnitedHealth Group, Inc.	9,922,138
20,781	[1]	Vertex Pharmaceuticals, Inc.	8,162,985
7,206		Zoetis, Inc.	1,147,483
		TOTAL	130,486,665
		Industrials—4.6%
122,587		Allison Transmission Holdings, Inc.	9,016,274
9,499		Automatic Data Processing, Inc.	2,297,713
16,195		Booz Allen Hamilton Holding Corp.	2,391,515
7,526		Caterpillar, Inc.	2,517,974
12,079		Otis Worldwide Corp.	1,101,605
51,675		Paychex, Inc.	6,139,507
2,979		Rockwell Automation, Inc.	807,190
11,602		Trane Technologies PLC	3,681,778
155,114	[1]	Uber Technologies, Inc.	10,279,405
4,287		Union Pacific Corp.	1,016,705
41,650		Verisk Analytics, Inc.	9,078,034
50,133	[1]	XPO, Inc.	5,387,292
		TOTAL	53,714,992
		Information Technology—41.4%
26,565	[1]	Adobe, Inc.	12,295,079
410,090		Apple, Inc.	69,850,630
66,073		Applied Materials, Inc.	13,125,401
90,730	[1]	AppLovin Corp.	6,402,816
86,280	[1]	Arista Networks, Inc.	22,135,997
5,102	[1]	Autodesk, Inc.	1,085,961
591		Broadcom, Inc.	768,460
14,405	[1]	Cadence Design Systems, Inc.	3,970,450
48,087	[1]	Crowdstrike Holdings, Inc.	14,067,371
83,303	[1]	Fortinet, Inc.	5,263,084
32,227	[1]	Gitlab, Inc.	1,690,951
218,518	[1]	GoDaddy, Inc.	26,742,233
38,014		HP, Inc.	1,067,813
6,194	[1]	HubSpot, Inc.	3,746,565
5,149		Intuit, Inc.	3,221,317
255,361		Microsoft Corp.	99,419,698
3,761		Motorola Solutions, Inc.	1,275,543

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
380,769	[1]	Nutanix, Inc.	$23,112,678
79,975		NVIDIA Corp.	69,100,000
85,167		Oracle Corp.	9,687,746
111,395		Pegasystems, Inc.	6,619,091
223,300		Qualcomm, Inc.	37,034,305
32,280	[1]	Salesforce, Inc.	8,681,383
28,958	[1]	ServiceNow, Inc.	20,077,450
29,602	[1]	Workday, Inc.	7,244,497
58,422	[1]	Zoom Video Communications, Inc.	3,569,584
74,617	[1]	Zscaler, Inc.	12,904,264
		TOTAL	484,160,367
		Materials—0.5%
10,600		PPG Industries, Inc.	1,367,400
15,616		Sherwin-Williams Co.	4,678,710
		TOTAL	6,046,110
		Utilities—1.1%
172,241		Vistra Corp.	13,062,758
		TOTAL COMMON STOCKS (IDENTIFIED COST $912,173,950)	1,141,507,490
		INVESTMENT COMPANY—2.4%
28,357,003		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.34%[2] (IDENTIFIED COST $28,356,646)	28,357,003
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $940,530,596)	1,169,864,493
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(431,548)
		TOTAL NET ASSETS—100%	$1,169,432,945
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended April 30, 2024, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 7/31/2023	$13,297,917
Purchases at Cost	$268,086,604
Proceeds from Sales	$(253,022,662)
Change in Unrealized Appreciation/Depreciation	$(792)
Net Realized Gain/(Loss)	$(4,064)
Value as of 4/30/2024	$28,357,003
Shares Held as of 4/30/2024	28,357,003
Dividend Income	$867,096

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At April 30, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.